DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS
Balances at beginning of period	$ 0	$ 24,347
Issuances
Warrant derivatives	0	(54,494)
Embedded derivatives	0	96,667
Conversion	0	1,116,524
Warrant exercise	0	(1,196,764)
Changes in fair value inputs and assumptions reflected in income	0	(2,137,780)
Balances at endiing of period	$ 0	$ 0